UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Snow Capital Long/Short Opportunity Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.12%
Airlines - 1.00%
JetBlue Airways Corp. (a)	95,000	$1,794,550
Banks - 9.35%
Bank of America Corp. (b)(c)	172,350	5,005,044
BankUnited, Inc.	119,400	5,035,098
JPMorgan Chase & Co. (b)(c)	62,400	6,677,424
		16,717,566
Biotechnology - 6.66%
Amgen, Inc. (c)	29,125	5,231,433
Biogen, Inc. (a)(b)(c)	22,700	6,672,892
		11,904,325
Capital Markets - 0.88%
The Goldman Sachs Group, Inc.	7,000	1,581,160
Communications Equipment - 3.47%
Cisco Systems, Inc.	107,100	4,574,241
Finisar Corp. (a)(c)	100,000	1,621,000
		6,195,241
Construction & Engineering - 2.80%
AECOM (a)(c)	151,800	5,009,400
Construction Materials - 0.70%
Cemex SAB de CV - ADR	209,018	1,245,747
Consumer Finance - 0.86%
Ally Financial, Inc. (c)	60,000	1,539,000
Containers & Packaging - 3.02%
International Paper Co.	100,800	5,392,800
Diversified Telecommunication Services - 2.42%
CenturyLink, Inc.	237,000	4,318,140
Electric Utilities - 1.23%
Exelon Corp.	53,000	2,193,670
Electronic Equipment, Instruments & Components - 0.64%
VeriFone Systems, Inc. (a)(c)	50,400	1,146,096
Food Products - 7.03%
Ingredion, Inc.	39,825	4,436,107
The J.M. Smucker Co.	32,900	3,536,750
Tyson Foods, Inc. - Class A	68,000	4,587,960
		12,560,817
Health Care Equipment & Supplies - 2.28%
Zimmer Biomet Holdings, Inc. (b)(c)	36,475	4,067,327
Health Care Providers & Services - 2.59%
Laboratory Corp. of America Holdings (a)	25,600	4,623,104
Household Durables - 1.57%
PulteGroup, Inc. (c)	92,600	2,801,150
Insurance - 6.50%
Athene Holding Ltd. (a)(d)	99,800	4,458,066
MetLife, Inc. (b)(c)	118,300	5,440,617
Prudential Financial, Inc.	17,700	1,714,068
		11,612,751
Internet Software & Services - 2.92%
Alphabet, Inc. - Class C (a)	1,200	1,301,988
Facebook, Inc. - Class A (a)(c)	20,400	3,912,312
		5,214,300
Media - 1.97%
The Interpublic Group of Cos., Inc.	156,000	3,525,600

Metals & Mining - 3.23%
Rio Tinto PLC - ADR	76,600		4,343,220
United States Steel Corp. (c)	39,000		1,437,930
			5,781,150
Multiline Retail - 0.26%
Big Lots, Inc.	11,200		458,192
Oil, Gas & Consumable Fuels - 8.90%
BP PLC - ADR (c)	122,500		5,612,950
Chevron Corp. (c)	6,900		857,670
Kinder Morgan, Inc.	188,000		3,135,840
Marathon Petroleum Corp.	22,600		1,786,078
Range Resources Corp. (c)	285,000		4,514,400
			15,906,938
Software - 2.33%
Oracle Corp.	89,300		4,172,096
Specialty Retail - 2.10%
Abercrombie & Fitch Co. - Class A (c)	62,000		1,478,700
Dick's Sporting Goods, Inc. (c)	62,000		2,269,200
			3,747,900
Technology Hardware, Storage & Peripherals - 3.33%
Apple, Inc.	9,300		1,737,891
NCR Corp. (a)(c)	140,004		4,214,120
			5,952,011
Textiles, Apparel & Luxury Goods - 2.08%
PVH Corp. (c)	14,300		2,288,000
Skechers U.S.A., Inc. - Class A (a)(c)	49,000		1,423,940
			3,711,940
TOTAL COMMON STOCKS (Cost $130,429,508)			143,172,971

CORPORATE BONDS - 0.92%	Principal Amount
W&T Offshore, Inc.
9.00%, 05/15/2020 (e)	$199,823		199,323
8.50%, 06/15/2021 (e)	1,510,016		1,442,065
TOTAL CORPORATE BONDS (Cost $755,120)			1,641,388

EXCHANGE TRADED FUNDS - 1.02%	Shares
Technology Select Sector SPDR Fund	26,000		1,817,400
TOTAL EXCHANGE TRADED FUNDS (Cost $1,811,274)			1,817,400

PURCHASED OPTIONS - 0.02%
EXCHANGE TRADED CALL OPTIONS - 0.02%
Cemex SAB de CV	Contracts	Notional Value
Expiration: October, 2018, Exercise Price: $7.00 (d)	1,000	700,000	17,000
Finisar Corp.
Expiration: June, 2018, Exercise Price: $22.00	1,000	2,200,000	5,000
Kinder Morgan, Inc.
Expiration: September, 2018, Exercise Price: $18.00	534	961,200	16,554
TOTAL PURCHASED OPTIONS (Cost $53,606)			38,554

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.52%
Equity Real Estate Investment Trusts (REITs) - 1.52%	Shares
Outfront Media, Inc.	136,700		2,712,128
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $3,105,441)			2,712,128

MONEY MARKET FUND - 16.77%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 1.640% (f)	29,964,660		29,964,660
TOTAL MONEY MARKET FUND (Cost $29,964,660)			29,964,660

Total Investments (Cost $166,119,609) - 100.37%			179,347,101
Liabilities in Excess of Other Assets - (0.37)%			(652,295)
TOTAL NET ASSETS - 100.00%			$178,694,806

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for securities sold short.
(c)	All or a portion of this security may be subject to call options written.
(d)	Foreign issued security.
(e)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(f)	Seven day yield as of May 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
May 31, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (13.06)%
COMMON STOCKS - (7.26)%
Beverages - (0.36)%
Brown-Forman Corp.	(11,400)	$(644,784)
Capital Markets - (0.37)%
T. Rowe Price Group, Inc.	(5,400)	(655,668)
Chemicals - (1.08)%
RPM International, Inc.	(13,020)	(644,490)
Scotts Miracle-Gro Co.	(7,610)	(647,839)
The Mosaic Co.	(23,000)	(632,270)
		(1,924,599)
Construction Materials - (0.37)%
Vulcan Materials Co.	(5,170)	(660,416)
Diversified Financial Services - (0.36)%
Nasdaq, Inc.	(7,070)	(649,450)
Energy Equipment & Services - (1.06)%
Baker Hughes a GE Co.	(18,520)	(640,607)
National Oilwell Varco, Inc.	(15,790)	(654,022)
TechnipFMC Plc (a)	(19,370)	(603,375)
		(1,898,004)
Food Products - (0.36)%
The Kraft Heinz Co.	(11,360)	(652,973)
Hotels, Restaurants & Leisure - (0.37)%
Domino's Pizza, Inc.	(2,630)	(661,392)
Household Products - (0.36)%
The Procter & Gamble Co.	(8,680)	(635,116)
Insurance - (0.37)%
Aon PLC (a)	(4,710)	(658,788)
Metals & Mining - (0.37)%
Reliance Steel & Aluminum Co.	(7,000)	(654,990)
Oil, Gas & Consumable Fuels - (1.47)%
ConocoPhillips	(9,260)	(624,031)
Noble Energy, Inc.	(18,370)	(655,809)
Occidental Peteroleum Corp.	(8,360)	(703,912)
Phillips 66	(5,550)	(646,520)
		(2,630,272)
Tobacco - (0.36)%
Altria Group, Inc.	(11,640)	(648,813)
TOTAL COMMON STOCKS (Proceeds: $13,023,465)		(12,975,265)

EXCHANGE TRADED FUNDS - (5.80)%
iShares Russell 1000 Value ETF	(13,100)	(1,585,755)
iShares Russell 2000 ETF	(24,620)	(4,007,398)
SPDR S&P500 ETF Trust	(17,630)	(4,776,672)
TOTAL EXCHANGE TRADED FUNDS (Proceeds: $9,327,337)		(10,369,825)

Total for Shares Sold Short (Proceeds: $22,350,802)		$(23,345,090)

(a)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
May 31, 2018 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
Abercrombie & Fitch Co. - Class A
Expiration: August, 2018, Exercise Price: $28.00	(620)	$(1,478,700)	$(65,720)
AECOM
Expiration: June, 2018, Exercise Price: $40.00	(239)	(788,700)	(1,195)
Expiration: September, 2018, Exercise Price: $40.00	(246)	(811,800)	(4,305)
Ally Financial, Inc.
Expiration: June, 2018, Exercise Price: $30.00	(300)	(769,500)	(750)
Expiration: September, 2018, Exercise Price: $28.00	(300)	(769,500)	(15,000)
Amgen, Inc.
Expiration: July, 2018, Exercise Price: $180.00	(80)	(1,436,960)	(42,400)
Bank of America Corp.
Expiration: June, 2018, Exercise Price: $33.00	(289)	(839,256)	(289)
Biogen, Inc.
Expiration: July, 2018, Exercise Price: $300.00	(30)	(881,880)	(27,000)
Expiration: October, 2018, Exercise Price: $300.00	(30)	(881,880)	(55,080)
BP PLC
Expiration: June, 2018, Exercise Price: $41.00	(21)	(96,222)	(10,290)
Chevron Corp.
Expiration: July, 2018, Exercise Price: $130.00	(69)	(857,670)	(9,936)
Dick's Sporting Goods, Inc.
Expiration: June, 2018, Exercise Price: $40.00	(300)	(1,098,000)	(3,900)
Facebook, Inc. - Class A
Expiration: June, 2018, Exercise Price: $195.00	(60)	(1,150,680)	(10,920)
Expiration: August, 2018, Exercise Price: $180.00	(57)	(1,093,146)	(96,273)
Finisar Corp.
Expiration: June, 2018, Exercise Price: $17.00	(500)	(810,500)	(20,000)
Expiration: June, 2018, Exercise Price: $23.00	(500)	(810,500)	(2,500)
Expiration: June, 2018, Exercise Price: $28.00	(500)	(810,500)	(1,250)
JPMorgan Chase & Co.
Expiration: June, 2018, Exercise Price: $115.00	(83)	(888,183)	(581)
MetLife, Inc.
Expiration: June, 2018, Exercise Price: $50.00	(211)	(970,389)	(2,110)
NCR Corp.
Expiration: July, 2018, Exercise Price: $42.00	(270)	(812,700)	(1,350)
PulteGroup, Inc.
Expiration: July, 2018, Exercise Price: $33.00	(300)	(907,500)	(7,650)
PVH Corp.
Expiration: June, 2018, Exercise Price: $150.00	(143)	(2,288,000)	(143,000)
Range Resources Corp.
Expiration: June, 2018, Exercise Price: $19.00	(360)	(570,240)	(1,800)
Skechers U.S.A., Inc. - Class A
Expiration: July, 2018, Exercise Price: $32.00	(490)	(1,423,940)	(49,000)
United States Steel Corp.
Expiration: June, 2018, Exercise Price: $37.00	(390)	(1,437,930)	(51,090)
VeriFone Systems, Inc.
Expiration: July, 2018, Exercise Price: $19.00	(504)	(1,146,096)	(195,300)
Zimmer Biomet Holdings, Inc.
Expiration: June, 2018, Exercise Price: $130.00	(80)	(892,080)	(400)
			(819,089)
EXCHANGED TRADED PUT OPTIONS
Alphabet, Inc. - Class C
Expiration: June, 2018, Exercise Price: $1,000.00	(20)	(2,169,980)	(2,080)
Expiration: September, 2018, Exercise Price: $1,000.00	(9)	(976,491)	(16,722)
Amazon.com, Inc.
Expiration: July, 2018, Exercise Price: $1,150.00	(7)	(1,140,734)	(357)

Expiration: July, 2018, Exercise Price: $1,500.00	(6)	(977,772)	(6,660)
Apple, Inc.
Expiration: October, 2018, Exercise Price: $170.00	(106)	(1,980,822)	(34,450)
Bank of America Corp.
Expiration: August, 2018, Exercise Price: $28.00	(323)	(937,992)	(24,225)
Big Lots, Inc.
Expiration: July, 2018, Exercise Price: $37.50	(239)	(977,749)	(29,875)
Cisco Systems, Inc.
Expiration: September, 2018, Exercise Price: $39.00	(232)	(990,872)	(17,400)
Dick's Sporting Goods, Inc.
Expiration: September, 2018, Exercise Price: $25.00	(300)	(1,098,000)	(7,500)
Facebook, Inc. - Class A
Expiration: June, 2018, Exercise Price: $160.00	(60)	(1,150,680)	(300)
Finisar Corp.
Expiration: June, 2018, Exercise Price: $15.00	(500)	(810,500)	(15,000)
The Goldman Sachs Group Inc.
Expiration: June, 2018, Exercise Price: $240.00	(38)	(858,344)	(54,720)
Ingredion, Inc.
Expiration: July, 2018, Exercise Price: $105.00	(85)	(946,815)	(12,537)
JPMorgan Chase & Co.
Expiration: August, 2018, Exercise Price: $105.00	(86)	(920,286)	(27,090)
Laboratory Corp. of America Holdings
Expiration: August, 2018, Exercise Price: $170.00	(53)	(957,127)	(13,780)
NCR Corp.
Expiration: October, 2018, Exercise Price: $27.00	(300)	(903,000)	(30,600)
Oracle Corp.
Expiration: June, 2018, Exercise Price: $43.00	(200)	(934,400)	(1,200)
Prudential Financial, Inc.
Expiration: June, 2018, Exercise Price: $95.00	(101)	(978,084)	(10,706)
PulteGroup, Inc.
Expiration: October, 2018, Exercise Price: $25.00	(362)	(1,095,050)	(17,195)
SPDR S&P 500 ETF Trust
Expiration: December, 2018, Exercise Price: $265.00	(171)	(4,633,074)	(163,904)
Target Corp.
Expiration: October, 2018, Exercise Price: $65.00	(139)	(1,013,171)	(24,325)
United States Steel Corp.
Expiration: July, 2018, Exercise Price: $29.00	(311)	(1,146,657)	(7,153)
			(517,779)
Total Options Written (Premiums received $1,823,990)			$(1,336,868)

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.47%
Aerospace & Defense - 0.49%
Triumph Group, Inc.	9,226	$195,591
Air Freight & Logistics - 3.78%
Atlas Air Worldwide Holdings, Inc. (a)	22,053	1,502,912
Airlines - 1.66%
JetBlue Airways Corp. (a)	34,930	659,828
Auto Components - 3.27%
Cooper Tire & Rubber Co.	14,545	373,807
Gentherm, Inc. (a)	26,127	924,895
		1,298,702
Banks - 24.90%
BankUnited, Inc.	38,080	1,605,834
First Commonwealth Financial Corp.	94,655	1,485,137
FNB Corp.	125,179	1,658,622
Great Western Bancorp, Inc.	33,485	1,459,611
OFG Bancorp (b)	122,859	1,732,312
The Bancorp, Inc. (a)	32,255	365,127
Umpqua Holdings Corp.	67,246	1,582,971
		9,889,614
Building Products - 4.73%
Apogee Enterprises, Inc.	22,504	982,299
Insteel Industries, Inc.	28,615	895,077
		1,877,376
Capital Markets - 1.21%
Cowen, Inc. (a)	32,075	479,521
Commercial Services & Supplies - 1.05%
ACCO Brands Corp.	32,382	417,728
Communications Equipment - 1.64%
Finisar Corp. (a)	40,160	650,994
Construction & Engineering - 2.66%
AECOM (a)	18,015	594,495
Aegion Corp. (a)	18,017	463,037
		1,057,532
Containers & Packaging - 0.96%
Owens-Illinois, Inc. (a)	20,445	380,277
Food & Staples Retailing - 0.68%
The Andersons, Inc.	8,301	268,122
Food Products - 2.04%
The Hain Celestial Group, Inc. (a)	31,750	810,260
Health Care Providers & Services - 0.84%
Molina Healthcare, Inc. (a)	3,940	334,624
Hotels, Restaurants & Leisure - 5.46%
Bloomin' Brands, Inc.	21,625	458,883
The Cheesecake Factory, Inc.	32,970	1,708,176
		2,167,059
Household Products - 1.55%
Energizer Holdings, Inc.	10,165	617,422
Insurance - 12.08%
American Equity Investment Life Holding Co.	55,650	1,972,236
CNO Financial Group, Inc.	61,420	1,229,628
National General Holdings Corp.	58,255	1,595,022
		4,796,886

Machinery - 1.80%
Kennametal, Inc.	2,800	104,244
L.B. Foster Co. - Class A	9,539	221,305
Lydall, Inc. (a)	9,290	389,251
		714,800
Metals & Mining - 2.17%
Commercial Metals Co.	36,450	861,678
Multiline Retail - 3.76%
Big Lots, Inc.	36,525	1,494,238
Oil, Gas & Consumable Fuels - 7.14%
Gulfport Energy Corp. (a)	95,645	1,062,616
PBF Energy, Inc. - Class A	23,596	1,113,259
Range Resources Corp.	17,225	272,844
Whiting Petroleum Corp. (a)	7,354	385,497
		2,834,216
Pharmaceuticals - 2.68%
Lannett Co., Inc. (a)	64,320	1,064,496
Professional Services - 1.21%
ASGN, Inc. (a)	6,240	480,480
Semiconductors & Semiconductor Equipment - 5.58%
Cypress Semiconductor Corp.	20,152	331,702
Integrated Device Technology, Inc. (a)	43,348	1,440,887
Synaptics, Inc. (a)	10,520	442,261
		2,214,850
Specialty Retail - 0.48%
Urban Outfitters, Inc. (a)	4,580	190,253
Technology Hardware, Storage & Peripherals - 4.07%
NCR Corp. (a)	25,300	761,530
Super Micro Computer, Inc. (a)	35,470	854,827
		1,616,357
Textiles, Apparel & Luxury Goods - 1.58%
Skechers U.S.A., Inc. - Class A (a)	21,590	627,405
TOTAL COMMON STOCKS (Cost $35,071,357)		39,503,221

MONEY MARKET FUND - 1.06%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 1.640% (c)	421,255	421,255
TOTAL MONEY MARKET FUND (Cost $421,255)		421,255

Total Investments (Cost $35,492,612) - 100.53%		39,924,476
Liabilities in Excess of Other Assets - (0.53)%		(211,307)
TOTAL NET ASSETS - 100.00%		$39,713,169

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Equity Income Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.44%
Airlines - 1.44%
Delta Air Lines, Inc.	946	$51,131
Auto Components - 1.98%
Cooper Tire & Rubber Co.	2,738	70,367
Automobiles - 2.70%
General Motors Co.	2,252	96,160
Banks - 8.06%
FNB Corp.	4,791	63,481
JP Morgan Chase & Co.	1,372	146,817
Wells Fargo & Co.	1,420	76,666
		286,964
Beverages - 2.62%
Molson Coors Brewing Co.	1,513	93,276
Biotechnology - 2.54%
Amgen, Inc.	504	90,528
Consumer Finance - 3.56%
Ally Financial, Inc.	4,945	126,839
Containers & Packaging - 2.92%
International Paper Co.	1,942	103,897
Diversified Telecommunication Services - 5.50%
CenturyLink, Inc.	5,870	106,951
Verizon Communications, Inc.	1,862	88,762
		195,713
Electric Utilities - 2.34%
Exelon Corp.	2,009	83,153
Food Products - 4.04%
The J.M. Smucker Co.	674	72,455
Tyson Foods, Inc. - Class A	1,055	71,181
		143,636
Health Care Equipment & Supplies - 1.92%
Zimmer Biomet Holdings, Inc.	614	68,467
Household Durables - 1.43%
PulteGroup, Inc.	1,684	50,941
Industrial Conglomerates - 1.85%
General Electric Co.	4,679	65,881
Insurance - 9.20%
American International Group, Inc.	1,948	102,835
CNO Financial Group, Inc.	3,899	78,058
MetLife, Inc.	3,185	146,478
		327,371
Media - 1.16%
The Interpublic Group of Cos., Inc.	1,833	41,426
Metals & Mining - 2.59%
Rio Tinto PLC - ADR	1,629	92,364
Multiline Retail - 0.98%
Big Lots, Inc.	852	34,855
Multi-Utilities - 1.74%
National Grid PLC - ADR	1,108	61,837
Oil, Gas & Consumable Fuels - 10.94%
Genesis Energy LP	1,435	31,513
Kinder Morgan, Inc.	7,263	121,147
Marathon Petroleum Corp.	443	35,010
PBF Energy, Inc. - Class A	789	37,225
Plains All American Pipeline LP	4,026	94,611
Range Resources Corp.	4,401	69,712
		389,218

Pharmaceuticals - 1.49%
Pfizer, Inc.	1,476	53,033
Semiconductors & Semiconductor Equipment - 5.03%
Broadcom, Inc.	218	54,951
Cypress Semiconductor Corp.	3,162	52,047
Skyworks Solutions, Inc.	731	72,083
		179,081
Software - 1.50%
Oracle Corp.	1,140	53,261
Textiles, Apparel & Luxury Goods - 2.91%
Hanesbrands, Inc.	5,682	103,583
TOTAL COMMON STOCKS (Cost $2,780,030)		2,862,982

CORPORATE BONDS - 1.90%	Principal Amount
PBF Holding Co. LLC
7.25%, 06/15/2025	$65,000	67,581
TOTAL CORPORATE BONDS (Cost $65,450)		67,581

MASTER LIMITED PARTNERSHIPS - 2.96%	Shares
AllianceBernstein Holding L.P.	3,717	105,377
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $69,260)		105,377

PREFERRED STOCKS - 6.50%
Banks - 3.42%
GMAC Capital Trust I
8.128% (3 Month LIBOR USD + 5.790%), 02/15/2040 (a)	4,657	121,594
Oil, Gas & Consumable Fuels - 3.08%
NuStar Logistics LP
9.082% (3 Month LIBOR USD + 6.734%), 01/15/2043 (a)	4,294	109,583
TOTAL PREFERRED STOCKS (Cost $227,292)		231,177

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.44%
Equity Real Estate Investment Trusts (REITs) - 2.56%
Outfront Media, Inc.	4,601	91,284
Mortgage Real Estate Investment Trusts (REITs) - 2.88%
AGNC Investment Corp.
7.000% (3 Month LIBOR USD + 5.110%) (a)	3,972	102,438
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $212,325)		193,722

MONEY MARKET FUND - 2.69%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 1.640% (b)	95,716	95,716
TOTAL MONEY MARKET FUND (Cost $95,716)		95,716

Total Investments (Cost $3,450,073) - 99.93%		3,556,555
Other Assets in Excess of Liabilities - 0.07%		2,553
TOTAL NET ASSETS - 100.00%		$3,559,108

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Variable rate security; the rate shown represents the rate at May 31, 2018.
(b)	Seven day yield as of May 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Focused Value Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.30%
Airlines - 3.25%
JetBlue Airways Corp. (a)	4,328	$81,756
Banks - 8.84%
Bank of America Corp.	3,814	110,759
JP Morgan Chase & Co.	1,043	111,611
		222,370
Biotechnology - 9.87%
Biogen, Inc. (a)	365	107,295
Shire Plc - ADR	859	141,082
		248,377
Communications Equipment - 2.52%
Finisar Corp. (a)	3,919	63,527
Construction & Engineering - 3.92%
AECOM (a)	2,993	98,769
Construction Materials - 2.95%
Cemex SAB de CV - ADR	12,461	74,268
Consumer Finance - 4.03%
Ally Financial, Inc.	3,955	101,446
Containers & Packaging - 3.76%
International Paper Co.	1,771	94,748
Diversified Financial Services - 2.57%
Voya Financial, Inc.	1,244	64,613
Food Products - 10.81%
Ingredion, Inc.	785	87,441
The J.M. Smucker Co.	956	102,770
Tyson Foods, Inc. - Class A	1,215	81,976
		272,187
Health Care Equipment & Supplies - 4.36%
Zimmer Biomet Holdings, Inc.	984	109,726
Household Durables - 3.60%
PulteGroup, Inc.	2,993	90,538
Insurance - 9.07%
Athene Holding Ltd. (a)(b)	2,195	98,051
MetLife, Inc.	2,833	130,289
		228,340
Oil, Gas & Consumable Fuels - 15.98%
BP PLC - ADR	2,292	105,019
Kinder Morgan, Inc.	6,633	110,639
PBF Energy, Inc. - Class A	1,667	78,649
Range Resources Corp.	6,809	107,855
		402,162
Semiconductors & Semiconductor Equipment - 4.76%
Skyworks Solutions, Inc.	1,215	119,811
Software - 3.01%
Oracle Corp.	1,619	75,640
TOTAL COMMON STOCKS (Cost $2,287,691)		2,348,278

EXCHANGE TRADED FUNDS - 3.18%
Financial Select Sector SPDR Fund	2,949	80,154
TOTAL EXCHANGE TRADED FUNDS (Cost $75,592)		80,154

MONEY MARKET FUND - 3.61%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 1.640% (c)	90,964	90,964
TOTAL MONEY MARKET FUND (Cost $90,964)		90,964

Total Investments (Cost $2,454,247) - 100.09%		2,519,396
Liabilities in Excess of Other Assets - (0.09)%		(2,391)
TOTAL NET ASSETS - 100.00%		$2,517,005

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Snow Capital Family of Funds (the “Funds”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Snow Capital Long/Short Opportunity Fund is protection of investment principal and long-term capital appreciation. The investment objective of the Snow Capital Small Cap Value Fund is long-term capital appreciation. The investment objective of the Snow Capital Focused Value Fund is long-term growth of capital. The investment objective of the Snow Capital Equity Income Fund is long-term growth of capital and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Trust has designated three classes of Fund shares, Class A, Class C and Institutional Class, for the Long/Short Opportunity and Small Cap Value Funds and two share classes, Class A and Institutional Class, for the Focused Value and Equity Income Funds. The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.25% imposed at the time of purchase. The sales charge declines as the amount purchase increases in accordance with the Funds’ prospectus. Class A shares are subject to a contingent deferred sales charge of 0.50% for purchases made at the $1,000,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Snow Capital Long/Short Opportunity Fund became effective and commenced operations on April 28, 2006. The Snow Capital Small Cap Value Fund became effective and commenced operations on November 30, 2010. Each of the Snow Capital Equity Income Fund and the Snow Capital Focused Value Fund became effective and commenced operations on March 28, 2013. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Snow Capital Management L.P. (the “Adviser”), the Funds’ investment adviser.

Pursuant to a reorganization that took place after the close of business on October 28, 2016 (the “Reorganization”), the Snow Capital Focused Value Fund and Snow Capital Equity Income Fund are each the successor to the Snow Capital Focused Value Fund, and Snow Capital Equity Income Fund, both a series of the 360 Funds (the “Predecessor Funds”), respectively. The Predecessor Funds and the Funds have the same investment objectives and substantially the same strategies and investment policies.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the security will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield method over the life of the security. Constant yield amortization takes into account the income that is produced on a debt security.This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended May 31, 2018, no securities were transferred into or out of Level 1 or 2. The Funds held no Level 3 securities throughout the period ended May 31, 2018. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2018.

	Snow Capital Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$39,503,221	$-	$-	$39,503,221
Total Equity	39,503,221	-	-	39,503,221
Money Market Funds	421,255	-	-	421,255
Total Investments in Securities	$39,924,476	$-	$-	$39,924,476

	Snow Capital Long/Short Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$143,172,971	$-	$-	$143,172,971
Exchange-Traded Funds	1,817,400	-	-	1,817,400
Real Estate Investment Trusts	2,712,128	-	-	2,712,128
Total Equity	147,702,499	-	-	147,702,499
Fixed Income
Corporate Bonds	-	1,641,388	-	1,641,388
Total Fixed Income	-	1,641,388	-	1,641,388
Purchased Options	33,554	5,000	-	38,554
Money Market Funds	29,964,660	-	-	29,964,660
Total Investments in Securities	$177,700,713	$1,646,388	$-	$179,347,101

Liabilities:
Securities Sold Short*	$(23,345,090)	$-	$-	$(23,345,090)
Written Options	(890,852)	(446,016)	-	(1,336,868)
Total Liabilities	$(24,235,942)	$(446,016)	$-	$(24,681,958)

	Snow Capital Equity Income Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,862,982	$-	$-	$2,862,982
Master Limited Partnerships	105,377	-	-	105,377
Preferred Stock*	231,177	-	-	231,177
Real Estate Investment Trusts*	193,722	-	-	193,722
Total Equity	3,393,258	-	-	3,393,258
Fixed Income
Corporate Bonds	-	67,581	-	67,581
Total Fixed Income	-	67,581	-	67,581
Money Market Funds	95,716	-	-	95,716
Total Investments in Securities	$3,488,974	$67,581	$-	$3,556,555

	Snow Capital Focused Value Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,348,278	$-	$-	$2,348,278
Exchange-Traded Funds	80,154	-	-	80,154
Total Equity	2,428,432	-	-	2,428,432
Money Market Funds	90,964	-	-	90,964
Total Investments in Securities	$2,519,396	$-	$-	$2,519,396

* For further information on security characteristics, see the Schedules of Investment.

The Snow Capital Small Cap Value, Focused Value and Equity Income Funds did not hold derivative instruments during the period presented.

The Snow Capital Long/Short Opportunity Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2018 was as follows:

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$38,554	Options written, at value	(1,336,868)

Total		$38,554		$(1,336,868)

The effect of derivative instruments on the income for the period March 1, 2018 through May 31, 2018 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$877,592	$877,592
Total	$-	$877,592	$877,592

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(15,052)	$404,170	$389,118
Total	$(15,052)	$404,170	$389,118

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel, President

Date    7/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date   7/17/2018

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date   7/17/2018

* Print the name and title of each signing officer under his or her signature.